UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07537

Name of Registrant: Royce Capital Fund

Address of Registrant: One Madison Avenue

New York, NY 10010

Name and address of agent for service: John E. Denneen, Esq. One Madison Avenue New York, NY 10010

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024 – December 31, 2024

Item 1. Reports to Shareholders.

The Royce Funds	December 31, 2024

Royce Capital Fund—Micro-Cap Portfolio Investment Class—RCMCX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Capital Fund—Micro-Cap Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report describes changes to the Fund that occurred during the reporting period.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Capital Fund—Micro-Cap Portfolio—Investment Class	$126	1.18%

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Capital Fund - Micro-Cap Portfolio advanced 13.67% for the year, lagging its benchmark, the Russell Microcap Index, which was up 13.70% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Information Technology and Health Care.

At the industry level, construction & engineering (Industrials), energy equipment & services (Energy), and electronic equipment, instruments & components (Information Technology) contributed most.

The Fund’s top contributor was IES Holdings.

Stock selection within Health Care contributed most to relative results versus the Russell Microcap Index.

Top Detractors from Performance

The only sectors making detractions were Consumer Discretionary and Real Estate.

At the industry level, specialty retail (Consumer Discretionary), professional services (Industrials), and textiles, apparel & luxury goods (Consumer Discretionary) were the largest detractors.

The Fund’s top detractor was Beyond.

Stock selection within Information Technology detracted most from relative results versus the Russell Microcap Index.

 1

ROYCE CAPITAL FUND—MICRO-CAP PORTFOLIO—INVESTMENT CLASS (RCMCX)	Annual Shareholder Report—December 31, 2024

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/14 through 12/31/24 ($)

Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Investment Class	13.67	11.00	7.28
Russell 3000 Index	23.81	13.86	12.55
Russell Microcap Index	13.70	6.97	6.77
Russell 2000 Index	11.54	7.40	7.82

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$137
Number of Holdings	140
2024 Portfolio Turnover Rate	19%
Advisory Fees Paid in 2024 (Millions)	$1.3

 2

ROYCE CAPITAL FUND—MICRO-CAP PORTFOLIO—INVESTMENT CLASS (RCMCX)	Annual Shareholder Report—December 31, 2024

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/24 (%)

Top 10 Positions

Graham Corporation	1.5
Natural Gas Services Group	1.5
American Outdoor Brands	1.4
QuinStreet	1.3
FARO Technologies	1.3
BayCom Corp.	1.3
IMAX Corporation	1.3
Artivion	1.2
NPK International	1.2
CECO Environmental	1.2

Portfolio Sector Breakdown

How Has the Fund Changed?

Effective September 30, 2024, James P. Stoeffel is the Fund’s portfolio manager and Andrew S. Palen is the Fund’s assistant portfolio manager.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. The Fund’s total returns do not reflect any deduction for charges or expenses of the variable contracts investing in the Fund. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell Microcap Index includes 1,000 of the smallest securities in the small-cap Russell 2000 Index, along with the next smallest eligible securities as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED           RCM-IC-ATSR-1224

 3

The Royce Funds	December 31, 2024

Royce Capital Fund—Micro-Cap Portfolio Service Class—RCMSX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Capital Fund—Micro-Cap Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

This report describes changes to the Fund that occurred during the reporting period.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Capital Fund—Micro-Cap Portfolio—Service Class	$155	1.45%

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Capital Fund - Micro-Cap Portfolio advanced 13.28% for the year, lagging its benchmark, the Russell Microcap Index, which was up 13.70% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Information Technology and Health Care.

At the industry level, construction & engineering (Industrials), energy equipment & services (Energy), and electronic equipment, instruments & components (Information Technology) contributed most.

The Fund’s top contributor was IES Holdings.

Stock selection within Health Care contributed most to relative results versus the Russell Microcap Index.

Top Detractors from Performance

The only sectors making detractions were Consumer Discretionary and Real Estate.

At the industry level, specialty retail (Consumer Discretionary), professional services (Industrials), and textiles, apparel & luxury goods (Consumer Discretionary) were the largest detractors.

The Fund’s top detractor was Beyond.

Stock selection within Information Technology detracted most from relative results versus the Russell Microcap Index.

 1

ROYCE CAPITAL FUND—MICRO-CAP PORTFOLIO—SERVICE CLASS (RCMSX)	Annual Shareholder Report—December 31, 2024

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/14 through 12/31/24 ($)

Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Service Class	13.28	10.70	7.02
Russell 3000 Index	23.81	13.86	12.55
Russell Microcap Index	13.70	6.97	6.77
Russell 2000 Index	11.54	7.40	7.82

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$137
Number of Holdings	140
2024 Portfolio Turnover Rate	19%
Advisory Fees Paid in 2024 (Millions)	$1.3

 2

ROYCE CAPITAL FUND—MICRO-CAP PORTFOLIO—SERVICE CLASS (RCMSX)	Annual Shareholder Report—December 31, 2024

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/24 (%)

Top 10 Positions

Graham Corporation	1.5
Natural Gas Services Group	1.5
American Outdoor Brands	1.4
QuinStreet	1.3
FARO Technologies	1.3
BayCom Corp.	1.3
IMAX Corporation	1.3
Artivion	1.2
NPK International	1.2
CECO Environmental	1.2

Portfolio Sector Breakdown

How Has the Fund Changed?

Effective September 30, 2024, James P. Stoeffel is the Fund’s portfolio manager and Andrew S. Palen is the Fund’s assistant portfolio manager.

This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at www.royceinvest.com/literature or upon request at 1-800-221-4268.

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. The Fund’s total returns do not reflect any deduction for charges or expenses of the variable contracts investing in the Fund. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell Microcap Index includes 1,000 of the smallest securities in the small-cap Russell 2000 Index, along with the next smallest eligible securities as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED           RCM-SC-ATSR-1224

 3

The Royce Funds	December 31, 2024

Royce Capital Fund—Small-Cap Portfolio Investment Class—RCPFX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Capital Fund—Small-Cap Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Capital Fund—Small-Cap Portfolio—Investment Class	$116	1.14%

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Capital Fund - Small-Cap Portfolio advanced 3.40% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 8.05% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Financials, Information Technology and Industrials.

At the industry level, banks (Financials), electronic equipment, instruments & components (Information Technology), and professional services (Industrials) contributed most.

The Fund’s top contributor was Flex.

Stock selection within Financials contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Communication Services and Materials.

At the industry level, hotels, restaurants & leisure (Consumer Discretionary), communications equipment (Information Technology), and marine transportation (Industrials) were the largest detractors.

The Fund’s top detractor was Bloomin’ Brands.

An overweight in Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

 1

ROYCE CAPITAL FUND—SMALL-CAP PORTFOLIO—INVESTMENT CLASS (RCPFX)	Annual Shareholder Report—December 31, 2024

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/14 through 12/31/24 ($)

Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Investment Class	3.40	7.18	5.63
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Value Index	8.05	7.29	7.14
Russell 2000 Index	11.54	7.40	7.82

Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$273
Number of Holdings	82
2024 Portfolio Turnover Rate	36%
Advisory Fees Paid in 2024 (Millions)	$2.9

 2

ROYCE CAPITAL FUND—SMALL-CAP PORTFOLIO—INVESTMENT CLASS (RCPFX)	Annual Shareholder Report—December 31, 2024

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/24 (%)

Top 10 Positions

Sanmina Corporation	2.0
Flex	2.0
Village Super Market Cl. A	1.9
Tiptree	1.9
Buckle (The)	1.9
Allison Transmission Holdings	1.9
IBEX	1.8
Jabil	1.8
Lear Corporation	1.7
Diebold Nixdorf	1.7

Portfolio Sector Breakdown

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. The Fund’s total returns do not reflect any deduction for charges or expenses of the variable contracts investing in the Fund. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Value Index consists of the respective value stocks within the Russell 2000 Index as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED           RCS-IC-ATSR-1224

 3

The Royce Funds	December 31, 2024

Royce Capital Fund—Small-Cap Portfolio Service Class—RCSSX

Annual Shareholder Report

This annual shareholder report contains important information about Royce Capital Fund—Small-Cap Portfolio for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

FUND/CLASS	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Royce Capital Fund—Small-Cap Portfolio—Service Class	$139	1.37%

Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Capital Fund - Small-Cap Portfolio advanced 3.26% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 8.05% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Financials, Information Technology and Industrials.

At the industry level, banks (Financials), electronic equipment, instruments & components (Information Technology), and professional services (Industrials) contributed most.

The Fund’s top contributor was Flex.

Stock selection within Financials contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Communication Services and Materials.

At the industry level, hotels, restaurants & leisure (Consumer Discretionary), communications equipment (Information Technology), and marine transportation (Industrials) were the largest detractors.

The Fund’s top detractor was Bloomin’ Brands.

An overweight in Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

ROYCE CAPITAL FUND—SMALL-CAP PORTFOLIO—SERVICE CLASS (RCSSX)	Annual Shareholder Report—December 31, 2024

How Did the Fund Perform Over the Past 10 Years?

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: Value of $10,000

Invested from 12/31/14 through 12/31/24 ($)

Average Annual Total Returns Through 12/31/24 (%)	1-YR	5-YR	10-YR
Service Class	3.26	6.93	5.38
Russell 3000 Index	23.81	13.86	12.55
Russell 2000 Value Index	8.05	7.29	7.14
Russell 2000 Index	11.54	7.40	7.82

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower. Visit www.royceinvest.com/funds for more recent performance information

Key Fund Statistics As of/through 12/31/24
Net Assets (Millions)	$273
Number of Holdings	82
2024 Portfolio Turnover Rate	36%
Advisory Fees Paid in 2024 (Millions)	$2.9

ROYCE CAPITAL FUND—SMALL-CAP PORTFOLIO—SERVICE CLASS (RCSSX)	Annual Shareholder Report—December 31, 2024

What Did the Fund Invest In?

Representing percentage of total net assets of the Fund as of 12/31/24 (%)

Top 10 Positions

Sanmina Corporation	2.0
Flex	2.0
Village Super Market Cl. A	1.9
Tiptree	1.9
Buckle (The)	1.9
Allison Transmission Holdings	1.9
IBEX	1.8
Jabil	1.8
Lear Corporation	1.7
Diebold Nixdorf	1.7

Portfolio Sector Breakdown

Where Can I Find Additional Information About the Fund?

Additional information is available at www.royceinvest.com/literature, including its:

• Prospectus • Financial Information	• Fund Holdings • Proxy Voting Information

Householding

We will deliver a single copy of prospectuses, proxies, financial reports, and other communication to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send you only one copy of these materials for as long as you remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-221-4268. Please allow 30 days for your request to be processed. Shareholders may also elect to receive these reports electronically. Please go to www.royceinvest.com for more details.

Important Performance and Other Information

All performance information reflects past performance, is presented on a total return basis, reflects the reinvestment of distributions, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate, so that shares may be worth more or less than their original cost when redeemed. Current month-end performance may be higher or lower than performance quoted and may be obtained at www.royceinvest.com. The Fund’s total returns do not reflect any deduction for charges or expenses of the variable contracts investing in the Fund. Frank Russell Company (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company. Neither Russell nor its licensors accept any liability for any errors or omissions in the Russell Indexes and/or Russell ratings or underlying data and no party may rely on any Russell Indexes and/or Russell ratings and/or underlying data contained in this communication. No further distribution of Russell Data is permitted without Russell’s express written consent. Russell does not promote, sponsor or endorse the content of this communication. The Russell 3000 Index is an unmanaged, capitalization-weighted index of domestic stocks. It measures the performance of the largest 3,000 publicly traded U.S. companies. The Russell 2000 Value Index consists of the respective value stocks within the Russell 2000 Index as determined by Russell Investments. The Russell 2000 Index is an unmanaged, capitalization-weighted index of domestic small-cap stocks. It measures the performance of the 2,000 smallest publicly traded U.S. companies in the Russell 3000 Index. The performance of an index does not represent exactly any particular investment, as you cannot invest directly in an index. Sector weightings are determined using the Global Industry Classification Standard (“GICS”). GICS was developed by, and is the exclusive property of, Standard & Poor’s Financial Services LLC (“S&P”) and MSCI Inc. (“MSCI”). GICS is the trademark of S&P and MSCI. “Global Industry Classification Standard (GICS)” and “GICS Direct” are service marks of S&P and MSCI. Distributor: Royce Fund Services, LLC

NOT FDIC INSURED • MAY LOSE VALUE • NOT BANK GUARANTEED           RCS-SC-ATSR-1224

Item 2. Code(s) of Ethics.

As of the end of the period covered by this report, the Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the Registrant did not: (i) amend any provision of its code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions or (ii) grant any waiver, including an implicit waiver, from a provision of such code of ethics to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

(a)(1)	The Board of Trustees of the Registrant has determined that it has an audit committee financial expert serving on its Audit Committee.

(a)(2)	Patricia W. Chadwick and Julia W. Poston were designated by the Board of Trustees as the Registrant’s Audit Committee Financial Experts, effective April 8, 2010, and July 13, 2023, respectively. Ms. Chadwick and Ms. Poston are “independent” as defined in Section 2(a)(19) of the Investment Company Act of 1940 (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:

Year ended December 31, 2024 - $51,902

Year ended December 31, 2023 - $49,419

(b)	Audit-Related Fees:

Year ended December 31, 2024 - $0

Year ended December 31, 2023 - $0

(c)	Tax Fees:

Year ended December 31, 2024 - $21,721 – Preparation of tax returns and excise tax review

Year ended December 31, 2023 - $21,089 – Preparation of tax returns and excise tax review

(d)	All Other Fees:

Year ended December 31, 2024 - $0

Year ended December 31, 2023 - $0

(e)(1)	Annual Pre-Approval: On an annual basis, the Registrant’s independent auditor submits to the Audit Committee a schedule of proposed audit, audit-related, tax and other non-audit services to be rendered to the Registrant and/or its investment adviser and its affiliates for the following year that require pre-approval by the Audit Committee. This schedule provides a description of each type of service that is expected to require pre-approval and the maximum fees that can be paid for each such service without further Audit Committee approval. The Audit Committee then reviews and determines whether to approve the types of scheduled services and the projected fees associated with them. Any subsequent revision to already pre-approved services or fees are presented for consideration at the next regularly scheduled Audit Committee meeting, as needed.

If subsequent to the annual pre-approval of services and fees by the Audit Committee, the Registrant and/or its investment adviser and its affiliates determines that it would like to engage the Registrant’s independent auditor to perform a service not already pre-approved, the request is to be submitted to the Registrant’s Chief Financial Officer, and if he or she determines that the service fits within the independence guidelines (i.e., it is not a prohibited service), he or she will then arrange for a discussion of the proposed service and fee to be included on the agenda for the next regularly scheduled Audit Committee meeting so that pre-approval can be considered.

Interim Pre-Approval: If, in the judgment of the Registrant’s Chief Financial Officer, a proposed engagement needs to commence before the next regularly scheduled Audit Committee meeting, he or she shall submit a written summary of the proposed engagement to all members of the Audit Committee, outlining the services, the estimated maximum cost, the category of the services (e.g., audit, audit-related, tax or other) and the rationale for engaging the Registrant’s independent auditor to perform the services. To the extent the proposed engagement involves audit, audit-related or tax services, any individual member of the Audit Committee who is an independent Board member is authorized to pre-approve the engagement. To the extent the proposed engagement involves non-audit services other than audit-related or tax, only the Chairman of the Audit Committee is authorized to pre-approve the engagement. The Registrant’s Chief Financial Officer will arrange for this interim review and coordinate with the appropriate member(s) of the Audit Committee. The Registrant’s independent auditor may not commence the engagement under consideration until the Registrant’s Chief Financial Officer has informed the auditor in writing that the required pre-approval has been obtained from an individual member of the Audit Committee who is an independent Board member or the Chairman of the Audit Committee, as applicable. Each member of the Audit Committee who pre-approves any engagements in between regularly scheduled Audit Committee meetings is to report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regularly scheduled meeting.

(e)(2)	Not Applicable

(f)	Not Applicable

(g)	Non-Audit Fees:

Year ended December 31, 2024 - $21,721

Year ended December 31, 2023 - $21,089

(h)	No such services were rendered during 2024 or 2023.

(i)	Not Applicable

(j)	Not Applicable

Item 5. Audit Committee of Listed Registrants. Not Applicable.

Item 6. Investments.

(a)	Please see the Schedule of Investments contained in the Financial Statements included under Item 7 of this Form N-CSR.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Royce Capital Fund

Financial Statements and Other Important Information Annual—December 31, 2024

Royce Capital Fund—Micro-Cap Portfolio

Royce Capital Fund—Small-Cap Portfolio

Schedules of Investments	December 31, 2024

Royce Capital Fund - Micro-Cap Portfolio
Common Stocks — 97.8%

	SHARES	VALUE

COMMUNICATION SERVICES – 5.4%
ENTERTAINMENT - 1.3%
IMAX Corporation [1]	67,273	$1,722,189
INTERACTIVE MEDIA & SERVICES - 1.9%
DHI Group [1]	145,614	257,737
QuinStreet [1]	75,864	1,750,182
†Vimeo [1]	104,835	670,944
		2,678,863
MEDIA - 2.2%
Innovid Corp. [1]	333,867	1,031,649
Magnite [1]	93,633	1,490,637
Thryv Holdings [1]	32,291	477,907
		3,000,193
Total (Cost $4,177,988)		7,401,245

CONSUMER DISCRETIONARY – 12.0%
AUTOMOBILE COMPONENTS - 1.1%
Modine Manufacturing [1]	8,918	1,033,864
Stoneridge [1]	77,970	488,872
		1,522,736
DIVERSIFIED CONSUMER SERVICES - 1.9%
†Legacy Education [1]	118,111	982,683
Lincoln Educational Services [1]	98,346	1,555,834
		2,538,517
HOTELS, RESTAURANTS & LEISURE - 1.4%
Century Casinos [1]	178,185	577,319
Lindblad Expeditions Holdings [1]	118,257	1,402,528
		1,979,847
HOUSEHOLD DURABLES - 1.6%
Hovnanian Enterprises Cl. A [1]	7,387	988,528
Legacy Housing [1]	49,845	1,230,175
		2,218,703
LEISURE PRODUCTS - 1.9%
American Outdoor Brands [1]	123,777	1,886,362
MasterCraft Boat Holdings [1]	36,317	692,565
		2,578,927
SPECIALTY RETAIL - 3.6%
Beyond [1]	73,253	361,137
Citi Trends [1]	56,517	1,483,571
OneWater Marine Cl. A [1]	44,959	781,387
†RealReal [1]	25,450	278,169
Shoe Carnival	35,586	1,177,185
Zumiez [1]	46,286	887,303
		4,968,752
TEXTILES, APPAREL & LUXURY GOODS - 0.5%
†Lakeland Industries	6,022	153,862
Vera Bradley [1]	129,752	509,925
		663,787
Total (Cost $12,914,873)		16,471,269

CONSUMER STAPLES – 0.9%
FOOD PRODUCTS - 0.9%
Seneca Foods Cl. A [1]	15,855	1,256,667
Total (Cost $869,495)		1,256,667

ENERGY – 4.3%
ENERGY EQUIPMENT & SERVICES - 4.0%
Natural Gas Services Group [1]	74,599	1,999,253
NPK International [1]	221,300	1,697,371
Profire Energy [1]	253,128	642,945

Ranger Energy Services Cl. A	66,723	1,032,872
		5,372,441
OIL, GAS & CONSUMABLE FUELS - 0.3%
†SandRidge Energy	38,355	449,137
Total (Cost $2,581,073)		5,821,578

FINANCIALS – 14.0%
BANKS - 8.3%
BayCom Corp.	64,651	1,735,233
Customers Bancorp [1]	20,434	994,727
†First Foundation	43,325	269,048
HarborOne Bancorp	108,591	1,284,631
HBT Financial	65,451	1,433,377
HomeTrust Bancshares	45,876	1,545,104
Investar Holding	68,439	1,502,920
Midway Investments [1,2]	1,751,577	0
Stellar Bancorp	42,845	1,214,656
Western New England Bancorp	155,828	1,433,618
		11,413,314
CAPITAL MARKETS - 4.2%
Canaccord Genuity Group	175,658	1,235,453
†Oppenheimer Holdings Cl. A	5,094	326,474
Silvercrest Asset Management Group Cl. A	71,263	1,310,527
Sprott	30,380	1,280,126
StoneX Group [1]	15,675	1,535,680
		5,688,260
CONSUMER FINANCE - 0.4%
EZCORP Cl. A [1]	44,037	538,132
FINANCIAL SERVICES - 1.1%
Cass Information Systems	25,348	1,036,987
†Repay Holdings Cl. A [1]	56,522	431,263
		1,468,250
Total (Cost $13,832,622)		19,107,956

HEALTH CARE – 9.7%
BIOTECHNOLOGY - 2.6%
ARS Pharmaceuticals [1]	91,076	960,852
CareDx [1]	53,351	1,142,245
Dynavax Technologies [1]	80,400	1,026,708
MeiraGTx Holdings [1]	78,586	478,589
		3,608,394
HEALTH CARE EQUIPMENT & SUPPLIES - 3.0%
Apyx Medical [1]	260,373	411,389
Artivion [1]	59,647	1,705,308
†Establishment Labs Holdings [1,3]	13,420	618,259
Profound Medical [1]	103,368	776,635
†Zynex [1]	65,866	527,587
		4,039,178
HEALTH CARE PROVIDERS & SERVICES - 1.1%
†AMN Healthcare Services [1]	24,507	586,208
Cross Country Healthcare [1]	46,984	853,229
		1,439,437
LIFE SCIENCES TOOLS & SERVICES - 2.3%
BioLife Solutions [1]	47,176	1,224,689
Harvard Bioscience [1]	282,422	595,911
Mesa Laboratories	9,920	1,308,150
		3,128,750

See Notes to Financial Statements	1

Schedules of Investments	December 31, 2024

Royce Capital Fund - Micro-Cap Portfolio (continued)

	SHARES	VALUE

HEALTH CARE (continued)
PHARMACEUTICALS - 0.7%
Harrow [1]	29,460	$988,383
Total (Cost $11,298,503)		13,204,142

INDUSTRIALS – 23.8%
AEROSPACE & DEFENSE - 1.8%
Astronics Corporation [1]	56,055	894,638
CPI Aerostructures [1]	143,579	581,495
†Park Aerospace	68,039	996,771
		2,472,904
AIR FREIGHT & LOGISTICS - 0.1%
Radiant Logistics [1]	18,024	120,761
BUILDING PRODUCTS - 0.9%
Quanex Building Products	48,806	1,183,057
COMMERCIAL SERVICES & SUPPLIES - 3.6%
Acme United	33,682	1,257,349
CECO Environmental [1]	55,530	1,678,672
Montrose Environmental Group [1]	33,917	629,160
VSE Corporation	13,840	1,316,184
		4,881,365
CONSTRUCTION & ENGINEERING - 2.8%
†Bowman Consulting Group [1]	15,695	391,590
Concrete Pumping Holdings [1]	121,121	806,666
IES Holdings [1]	5,491	1,103,471
Northwest Pipe [1]	32,745	1,580,274
		3,882,001
ELECTRICAL EQUIPMENT - 0.9%
American Superconductor [1]	48,565	1,196,156
GROUND TRANSPORTATION - 0.7%
Covenant Logistics Group Cl. A	18,773	1,023,316
MACHINERY - 5.5%
Alimak Group [4]	83,454	884,909
Commercial Vehicle Group [1]	106,039	262,977
Graham Corporation [1]	45,282	2,013,690
Luxfer Holdings	87,344	1,143,333
Porvair [4]	137,266	1,219,239
Shyft Group (The)	81,905	961,565
Wabash National	59,800	1,024,374
		7,510,087
MARINE TRANSPORTATION - 1.1%
Clarkson [4]	30,492	1,506,745
PROFESSIONAL SERVICES - 4.1%
†Asure Software [1]	23,447	220,636
CRA International	6,134	1,148,285
Forrester Research [1]	54,165	848,766
Kforce	17,400	986,580
NV5 Global [1]	41,200	776,208
Resources Connection	94,854	809,105
TrueBlue [1]	81,990	688,716
†TTEC Holdings [1]	24,173	120,623
		5,598,919
TRADING COMPANIES & DISTRIBUTORS - 2.3%
†Alta Equipment Group	34,949	228,566
Distribution Solutions Group [1]	39,606	1,362,446
†EVI Industries	3,476	56,833
†Titan Machinery [1]	10,245	144,762
Transcat [1]	13,094	1,384,560
		3,177,167
Total (Cost $23,439,828)		32,552,478

INFORMATION TECHNOLOGY – 24.3%
COMMUNICATIONS EQUIPMENT - 4.0%
†ADTRAN Holdings [1]	19,362	161,286
Applied Optoelectronics [1,3]	39,710	1,463,711
Clearfield [1]	31,652	981,212
Digi International [1]	43,127	1,303,729
Genasys [1]	161,009	418,623
Harmonic [1]	85,900	1,136,457
		5,465,018
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 9.5%
Arlo Technologies [1]	111,063	1,242,795
†Bel Fuse Cl. B	17,287	1,425,659
†Climb Global Solutions	7,506	951,386
FARO Technologies [1]	68,653	1,741,040
LightPath Technologies Cl. A [1]	383,700	1,354,461
Luna Innovations [1]	197,181	425,911
nLIGHT [1]	120,753	1,266,699
PAR Technology [1]	21,167	1,538,206
Powerfleet [1]	233,624	1,555,936
Richardson Electronics	41,943	588,460
Vishay Precision Group [1]	37,926	890,123
		12,980,676
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.7%
Aehr Test Systems [1,3]	52,109	866,573
Amtech Systems [1]	116,219	633,394
AXT [1]	8,344	18,106
Camtek	9,516	768,607
Cohu [1]	36,100	963,870
Ichor Holdings [1]	37,200	1,198,584
inTEST Corporation [1]	96,179	826,178
Kopin Corporation [1]	631,183	858,409
Nova [1]	6,752	1,329,806
NVE Corporation	14,973	1,219,251
PDF Solutions [1]	30,100	815,108
Photronics [1]	53,036	1,249,528
Ultra Clean Holdings [1]	32,418	1,165,427
		11,912,841
SOFTWARE - 1.0%
Agilysys [1]	9,848	1,297,080
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.1%
AstroNova [1]	70,100	841,901
Intevac [1]	214,142	728,083
		1,569,984
Total (Cost $22,382,042)		33,225,599

MATERIALS – 2.9%
CHEMICALS - 0.9%
Aspen Aerogels [1]	35,305	419,423
Core Molding Technologies [1]	43,849	725,263
†Mativ Holdings	8,090	88,181
		1,232,867
METALS & MINING - 2.0%
Altius Minerals	46,639	863,703
Ferroglobe	179,984	683,939
Major Drilling Group International [1]	211,100	1,205,699
		2,753,341
Total (Cost $3,738,880)		3,986,208

See Notes to Financial Statements	2

Schedules of Investments	December 31, 2024

Royce Capital Fund - Micro-Cap Portfolio (continued)

	SHARES	VALUE

REAL ESTATE – 0.5%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
FRP Holdings [1]	23,909	$732,333
Total (Cost $191,903)		732,333

TOTAL COMMON STOCKS
(Cost $95,427,207)		133,759,475

COLLATERAL RECEIVED FOR SECURITIES LOANED – 0.9%
Money Market Funds
Federated Hermes Government Obligations Fund - Institutional Shares (7 day yield-4.35%)
(Cost $1,259,893)	1,259,893	1,259,893

INVESTMENTS AT VALUE
(Cost $96,687,100)		135,019,368

REPURCHASE AGREEMENT – 2.6%
Fixed Income Clearing Corporation, 3.75% dated 12/31/24, due 1/2/25, maturity value $3,448,894 (collateralized by obligations of U.S. Government Agencies, 3.625% due 3/31/30, valued at $3,517,143)
(Cost $3,448,176)		3,448,176

TOTAL INVESTMENTS – 101.3%
(Cost $100,135,276)		138,467,544

LIABILITIES LESS CASH AND OTHER ASSETS – (1.3)%		(1,718,746)

NET ASSETS – 100.0%		$136,748,798

Royce Capital Fund - Small-Cap Portfolio
Common Stocks — 100.5%

COMMUNICATION SERVICES – 2.0%
MEDIA - 2.0%
Saga Communications Cl. A	73,792	813,926
TEGNA	250,140	4,575,060
Total (Cost $5,692,636)		5,388,986

CONSUMER DISCRETIONARY – 25.0%
AUTOMOBILE COMPONENTS - 3.4%
†Lear Corporation	49,665	4,703,275
Visteon Corporation [1]	50,765	4,503,871
		9,207,146
DIVERSIFIED CONSUMER SERVICES - 1.4%
†frontdoor [1]	70,290	3,842,754
HOTELS, RESTAURANTS & LEISURE - 1.1%
Bloomin' Brands	239,518	2,924,515
HOUSEHOLD DURABLES - 7.5%
Ethan Allen Interiors	99,713	2,802,932
M/I Homes [1]	33,014	4,389,211
Meritage Homes	27,923	4,295,116
PulteGroup	39,345	4,284,671
Tri Pointe Homes [1]	126,479	4,586,129
		20,358,059
SPECIALTY RETAIL - 9.5%
†Academy Sports & Outdoors	41,269	2,374,206
Buckle (The)	100,918	5,127,644
Caleres	193,089	4,471,941
†J.Jill	125,139	3,456,339
Shoe Carnival	133,939	4,430,702
Signet Jewelers	41,848	3,377,552
Williams-Sonoma	14,937	2,766,034
		26,004,418
TEXTILES, APPAREL & LUXURY GOODS - 2.1%
Kontoor Brands	44,879	3,833,115
†Oxford Industries	21,125	1,664,228
Steven Madden	6,764	287,605
		5,784,948
Total (Cost $56,066,012)		68,121,840

CONSUMER STAPLES – 1.9%
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.9%
Village Super Market Cl. A	162,566	5,184,230
Total (Cost $3,665,043)		5,184,230

ENERGY – 10.2%
OIL, GAS & CONSUMABLE FUELS - 10.2%
Chord Energy	17,718	2,071,589
Civitas Resources	76,980	3,531,073
†Crescent Energy Cl. A	286,983	4,192,822
Dorchester Minerals L.P.	128,786	4,292,437
Matador Resources	61,869	3,480,750
Riley Exploration Permian	94,771	3,025,090
SM Energy	93,586	3,627,393
†Teekay Tankers Cl. A	92,811	3,692,950
Total (Cost $23,987,801)		27,914,104

FINANCIALS – 21.2%
BANKS - 16.2%
†Burke & Herbert Financial Services	59,153	3,688,781
Citizens Community Bancorp	118,852	1,936,099
CNB Financial	153,513	3,816,333
Dime Community Bancshares	114,491	3,518,881

See Notes to Financial Statements	3

Schedules of Investments	December 31, 2024

Royce Capital Fund - Small-Cap Portfolio (continued)

	SHARES	VALUE

FINANCIALS (continued)
BANKS (continued)
Heritage Financial	161,648	$3,960,376
Mid Penn Bancorp	133,832	3,859,715
†OceanFirst Financial	112,504	2,036,322
†Premier Financial	108,982	2,786,670
Princeton Bancorp	46,378	1,596,794
Riverview Bancorp	90,215	517,834
Timberland Bancorp	113,033	3,448,637
TrustCo Bank Corp NY	75,419	2,512,207
Unity Bancorp	105,651	4,607,440
Univest Financial	130,328	3,845,979
Western New England Bancorp	249,363	2,294,140
		44,426,208
CAPITAL MARKETS - 1.4%
Evercore Cl. A	13,615	3,773,942
FINANCIAL SERVICES - 1.7%
International Money Express [1]	222,790	4,640,716
INSURANCE - 1.9%
Tiptree	247,985	5,172,967
Total (Cost $40,449,354)		58,013,833

HEALTH CARE – 6.5%
BIOTECHNOLOGY - 1.5%
Catalyst Pharmaceuticals [1]	191,299	3,992,410
HEALTH CARE PROVIDERS & SERVICES - 3.1%
Molina Healthcare [1]	15,653	4,555,806
Patterson Companies	125,923	3,885,984
		8,441,790
PHARMACEUTICALS - 1.9%
Collegium Pharmaceutical [1]	120,535	3,453,328
SIGA Technologies	308,760	1,855,647
		5,308,975
Total (Cost $12,885,617)		17,743,175

INDUSTRIALS – 19.2%
AIR FREIGHT & LOGISTICS - 0.9%
Hub Group Cl. A	52,886	2,356,600
BUILDING PRODUCTS - 2.9%
†MasterBrand [1]	235,564	3,441,590
Quanex Building Products	99,722	2,417,261
UFP Industries	18,870	2,125,706
		7,984,557
CONSTRUCTION & ENGINEERING - 1.3%
Sterling Infrastructure [1]	21,810	3,673,894
GROUND TRANSPORTATION - 3.5%
ArcBest Corporation	35,034	3,269,373
Schneider National Cl. B	93,888	2,749,040
Universal Logistics Holdings	74,317	3,414,123
		9,432,536
MACHINERY - 3.8%
†Allison Transmission Holdings	46,744	5,051,157
Miller Industries	54,465	3,559,832
†Terex Corporation	36,071	1,667,202
		10,278,191
MARINE TRANSPORTATION - 2.6%
Genco Shipping & Trading	240,598	3,353,936
Pangaea Logistics Solutions	688,896	3,692,483
		7,046,419
PROFESSIONAL SERVICES - 4.2%
Barrett Business Services	90,907	3,949,000

IBEX [1]	226,490	4,867,270
Korn Ferry	40,262	2,715,672
		11,531,942
Total (Cost $38,104,334)		52,304,139
INFORMATION TECHNOLOGY – 13.6%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 10.8%
Bel Fuse Cl. B	45,656	3,765,250
ePlus [1]	48,783	3,604,088
Flex [1]	139,683	5,362,430
Insight Enterprises [1]	4,566	694,489
Jabil	33,230	4,781,797
PC Connection	35,382	2,450,911
Sanmina Corporation [1]	71,125	5,382,029
TD SYNNEX	24,856	2,915,112
Vishay Intertechnology	33,515	567,744
		29,523,850
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
Amkor Technology	65,797	1,690,325
SOFTWARE - 0.5%
Adeia	93,165	1,302,447
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 1.7%
†Diebold Nixdorf [1]	109,089	4,695,190
Total (Cost $19,888,841)		37,211,812

REAL ESTATE – 0.9%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
RMR Group (The) Cl. A	125,820	2,596,925
Total (Cost $3,299,661)		2,596,925

TOTAL COMMON STOCKS
(Cost $204,039,299)		274,479,044

INVESTMENTS AT VALUE
(Cost $204,039,299)		274,479,044

TOTAL INVESTMENTS – 100.5%
(Cost $204,039,299)		274,479,044

LIABILITIES LESS CASH AND OTHER ASSETS – (0.5)%		(1,474,684)

NET ASSETS – 100.0%		$273,004,360

See Notes to Financial Statements	4

Schedules of Investments	December 31, 2024

†  New additions in 2024.

1  Non-income producing.

2  A security for which market quotations are not readily available represents 0.0% of net assets for Royce Micro-Cap Portfolio. This security has been valued at its fair value under procedures approved by the Fund's Board of Trustees. This security is defined as a Level 3 security due to the use of significant unobservable inputs in the determination of fair value. See Notes to Financial Statements.

3  All or a portion of these securities were on loan as of December 31, 2024.

4  These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities and/or due to the application of fair value factors. See Notes to Financial Statements.

Bold indicates a Fund’s 20 largest equity holdings in terms of December 31, 2024, market value.

See Notes to Financial Statements	5

Statements of Assets and Liabilities	December 31, 2024

	Micro-Cap	Small-Cap
	Portfolio	Portfolio
ASSETS:
Investments at value (including collateral on loaned securities)[1]	$135,019,368	$274,479,044
Repurchase agreements (at cost and value)	3,448,176	–
Receivable for investments sold	36,268	807,467
Receivable for capital shares sold	12,489	88,753
Receivable for dividends and interest	25,930	124,716
Receivable for securities lending income	872	–
Prepaid expenses and other assets	1,120	2,410
Total Assets	138,544,223	275,502,390
LIABILITIES:
Payable for collateral on loaned securities	1,259,893	–
Payable to custodian for cash overdrawn	–	1,867,822
Payable for investments purchased	24,553	138,171
Payable for capital shares redeemed	319,025	120,641
Payable for investment advisory fees	119,190	244,907
Payable for trustees' fees	9,401	20,601
Accrued expenses	63,363	105,888
Total Liabilities	1,795,425	2,498,030
Net Assets	$136,748,798	$273,004,360
ANALYSIS OF NET ASSETS:
Paid-in capital	$84,226,374	$188,694,803
Total distributable earnings (loss)	52,522,424	84,309,557
Net Assets	$136,748,798	$273,004,360
Investment Class	$117,132,391	$131,641,126
Service Class	19,616,407	141,363,234
SHARES OUTSTANDING (unlimited number of $.001 par value):
Investment Class	12,019,059	13,974,951
Service Class	2,084,481	15,356,726
NET ASSET VALUES (Net Assets ÷ Shares Outstanding):
(offering and redemption price per share)
Investment Class	$9.75	$9.42
Service Class	9.41	9.21
Investments at identified cost	$96,687,100	$204,039,299
Market value of loaned securities[2]	2,751,933	–

1 See Notes to Financial Statements for information on non-cash collateral on loaned securities.

2 Market value of loaned securities backed by non-cash collateral is as of prior business day.

See Notes to Financial Statements	6

Statements of Operations	Year Ended December 31, 2024

	Micro-Cap	Small-Cap
	Portfolio	Portfolio
INVESTMENT INCOME:
INCOME:
Dividends	$877,170	$6,947,871
Foreign withholding tax	(22,021)	–
Interest	200,401	155,756
Securities lending	5,494	19
Total income	1,061,044	7,103,646
EXPENSES:
Investment advisory fees	1,343,746	2,936,677
Distribution fees	49,722	386,538
Administrative and office facilities	81,788	159,126
Audit	36,973	37,287
Trustees' fees	35,572	78,811
Custody	30,560	45,587
Shareholder reports	19,870	16,898
Shareholder servicing	17,740	17,107
Legal	5,764	12,867
Other expenses	12,547	25,732
Total expenses	1,634,282	3,716,630
Compensating balance credits	(272)	(234)
Fees waived by distributor	–	(7,940)
Net expenses	1,634,010	3,708,456
Net investment income (loss)	(572,966)	3,395,190
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
NET REALIZED GAIN (LOSS):
Investments	14,363,254	16,086,716
Foreign currency transactions	405	–
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION):
Investments	3,273,022	(10,018,707)
Other assets and liabilities denominated in foreign currency	106	–
Net realized and unrealized gain (loss) on investments and foreign currency	17,636,787	6,068,009
NET INCREASE (DECREASE) IN NET ASSETS FROM INVESTMENT OPERATIONS	$17,063,821	$9,463,199

See Notes to Financial Statements	7

Statements of Changes in Net Assets

	Micro-Cap Portfolio		Small-Cap Portfolio
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23
INVESTMENT OPERATIONS:
Net investment income (loss)	$(572,966)	$(476,253)	$3,395,190	$3,204,200
Net realized gain (loss) on investments and foreign currency	14,363,659	10,049,964	16,086,716	7,394,893
Net change in unrealized appreciation (depreciation) on investments and foreign currency	3,273,128	11,624,338	(10,018,707)	51,157,812
Net increase (decrease) in net assets from investment operations	17,063,821	21,198,049	9,463,199	61,756,905
DISTRIBUTIONS:
Total distributable earnings
Investment Class	(7,882,834)	–	(6,999,795)	(12,810,854)
Service Class	(1,343,819)	–	(7,487,386)	(14,399,565)
Total distributions	(9,226,653)	–	(14,487,181)	(27,210,419)
CAPITAL SHARE TRANSACTIONS:
Value of shares sold
Investment Class	6,625,394	16,367,277	8,501,926	23,941,849
Service Class	721,181	20,890,050	4,116,794	96,770,854
Distributions reinvested
Investment Class	7,882,834	–	6,999,795	12,810,854
Service Class	1,343,819	–	7,487,386	14,399,565
Value of shares redeemed
Investment Class	(20,555,018)	(28,684,375)	(27,985,937)	(49,910,329)
Service Class	(4,069,665)	(15,676,606)	(33,411,352)	(119,325,949)
Net increase (decrease) in net assets from capital share transactions	(8,051,455)	(7,103,654)	(34,291,388)	(21,313,156)
Net Increase (Decrease) in Net Assets	(214,287)	14,094,395	(39,315,370)	13,233,330
NET ASSETS:
Beginning of year	136,963,085	122,868,690	312,319,730	299,086,400
End of year	$136,748,798	$136,963,085	$273,004,360	$312,319,730

See Notes to Financial Statements	8

Financial Highlights

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented. Per share amounts have been determined on the basis of the weighted average number of shares outstanding during the period.

											Ratio of Expenses to Average Net Assets
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments and Foreign Currency	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (in thousands)	Prior to Fee Waivers, Expense Reimbursements and Balance Credits	Prior to Fee Waivers and Expense Reimbursements	Net of Fee Waivers and Expense Reimbursements	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Micro-Cap Portfolio–Investment Class
2024	$9.17	$(0.04)	$1.32	$1.28	$–	$(0.70)	$(0.70)	$9.75	13.67%	$117,132	1.18%	1.18%	1.18%	(0.39)%	19%
2023	7.72	(0.03)	1.48	1.45	–	–	–	9.17	18.78	116,468	1.18	1.18	1.15	(0.33)	24
2022	14.77	(0.05)	(3.28)	(3.33)	–	(3.72)	(3.72)	7.72	(22.43)	109,600	1.31	1.31	1.21	(0.46)	12
2021	11.91	(0.08)	3.61	3.53	–	(0.67)	(0.67)	14.77	29.98	157,042	1.37	1.37	1.33	(0.56)	25
2020	9.75	(0.05)	2.36	2.31	–	(0.15)	(0.15)	11.91	23.79	134,109	1.47	1.47	1.33	(0.51)	25
Micro-Cap Portfolio–Service Class
2024	$8.88	$(0.06)	$1.26	$1.20	$–	$(0.67)	$(0.67)	$9.41	13.28%	$19,617	1.45%	1.45%	1.45%	(0.66)%	19%
2023	7.49	(0.05)	1.44	1.39	–	–	–	8.88	18.56	20,495	1.46	1.46	1.42	(0.61)	24
2022	14.37	(0.08)	(3.18)	(3.26)	–	(3.62)	(3.62)	7.49	(22.65)	13,269	1.61	1.61	1.47	(0.74)	12
2021	11.63	(0.11)	3.50	3.39	–	(0.65)	(0.65)	14.37	29.52	29,231	1.64	1.64	1.58	(0.81)	25
2020	9.54	(0.07)	2.31	2.24	–	(0.15)	(0.15)	11.63	23.55	28,039	1.72	1.72	1.58	(0.75)	25
Small-Cap Portfolio–Investment Class
2024	$9.59	$0.12	$0.23	$0.35	$(0.12)	$(0.40)	$(0.52)	$9.42	3.40%	$131,641	1.14%	1.14%	1.14%	1.28%	36%
2023	8.36	0.11	2.04	2.15	(0.08)	(0.84)	(0.92)	9.59	25.93	146,549	1.15	1.15	1.13	1.26	69
2022	9.41	0.08	(0.94)	(0.86)	(0.04)	(0.15)	(0.19)	8.36	(9.20)	139,807	1.15	1.15	1.08	0.96	88
2021	7.41	0.03	2.10	2.13	(0.13)	–	(0.13)	9.41	28.82	172,388	1.11	1.11	1.08	0.37	51
2020	8.19	0.06	(0.65)	(0.59)	(0.07)	(0.12)	(0.19)	7.41	(7.15)	153,953	1.19	1.19	1.08	0.90	95
Small-Cap Portfolio–Service Class
2024	$9.37	$0.10	$0.23	$0.33	$(0.10)	$(0.39)	$(0.49)	$9.21	3.26%	$141,363	1.38%	1.38%	1.37%	1.05%	36%
2023	8.18	0.08	1.99	2.07	(0.06)	(0.82)	(0.88)	9.37	25.53	165,771	1.39	1.39	1.37	0.96	69
2022	9.20	0.06	(0.92)	(0.86)	(0.01)	(0.15)	(0.16)	8.18	(9.41)	159,279	1.40	1.40	1.33	0.68	88
2021	7.25	0.01	2.05	2.06	(0.11)	–	(0.11)	9.20	28.45	209,252	1.35	1.35	1.33	0.10	51
2020	8.01	0.05	(0.64)	(0.59)	(0.05)	(0.12)	(0.17)	7.25	(7.33)	205,500	1.43	1.43	1.33	0.73	95

See Notes to Financial Statements	9

Notes to Financial Statements

Summary of Significant Accounting Policies:

Royce Capital Fund – Micro-Cap Portfolio and Royce Capital Fund – Small-Cap Portfolio (each, a “Fund,” and together, the “Funds”) are the two series of Royce Capital Fund (the “Trust”), an open-end management investment company organized as a Delaware statutory trust. Shares of the Funds are offered to life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. Micro-Cap Portfolio and Small-Cap Portfolio commenced operations on December 27, 1996.

Classes of shares have equal rights as to earnings and assets, except that each class may bear different fees and expenses for distribution, shareholder servicing and shareholder reports, and receive different transfer agent balance credits and expense reimbursements. Investment income, realized and unrealized capital gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class of shares based on its relative net assets.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Each Fund is an investment company registered under the Investment Company Act of 1940 (the “1940 Act”) and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies.”

Royce & Associates, LP, the Funds’ investment adviser, is a majority-owned subsidiary of Franklin Resources, Inc. and primarily conducts business using the name Royce Investment Partners (“Royce”).

VALUATION OF INVESTMENTS:

Portfolio securities held by the Funds are valued as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on the valuation date. Investments in money market funds are valued at net asset value per share. Values for non-U.S. dollar denominated equity securities are converted to U.S. dollars daily based upon prevailing foreign currency exchange rates as quoted by a major bank.

Portfolio securities that are listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, are valued: (i) on the basis of their last reported sales prices or official closing prices, as applicable, on a valuation date; or (ii) at their highest reported bid prices in the event such equity securities did not trade on a valuation date. Such inputs are generally referred to as “Level 1” inputs because they represent reliable quoted prices in active markets for identical securities.

If the value of a portfolio security held by a Fund cannot be determined solely by reference to Level 1 inputs, such portfolio security will be “fair valued.” The Trust’s Board of Trustees has designated Royce as valuation designee to perform fair value determinations for such portfolio securities in accordance with Rule 2a-5 under the 1940 Act (“Rule 2a-5”). Pursuant to Rule 2a-5, fair values are determined in accordance with policies and procedures approved by the Trust's Board of Trustees and policies and procedures adopted by Royce in its capacity as valuation designee for the Trust. Fair valued securities are reported as either “Level 2” or “Level 3” securities.

As a general principle, the fair value of a security is the amount which a Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, no assurance can be given that a fair value assigned to a particular portfolio security will be the amount which the Fund might be able to receive upon its current sale. When a fair value pricing methodology is used, the fair value prices used by the Fund for such securities will likely differ from the quoted or published prices for the same securities.

Level 2 inputs are other significant observable inputs (e.g., dealer bid side quotes and quoted prices for securities with comparable characteristics). Examples of situations in which Level 2 inputs are used to fair value portfolio securities held by the Funds on a particular valuation date include:

●	Over-the-counter equity securities other than those traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system (collectively referred to herein as “Other OTC Equity Securities”) are fair valued at their highest bid price when Royce receives at least two bid side quotes from dealers who make markets in such securities;

●	Certain bonds and other fixed income securities may be fair valued by reference to other securities with comparable ratings, interest rates, and maturities in accordance with valuation methodologies maintained by certain independent pricing services; and

●	The Funds use an independent pricing service to fair value certain non-U.S. equity securities when U.S. market volatility exceeds a certain threshold set by Royce as valuation designee. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts, and other indications to estimate the fair value of such non-U.S. securities.

Notes to Financial Statements (continued)

VALUATION OF INVESTMENTS (continued):

Level 3 inputs are significant unobservable inputs. Examples of Level 3 inputs include (without limitation) the last trade price for a security before trading was suspended or terminated; discounts to last trade price for lack of marketability or otherwise; market price information regarding other securities; information received from the issuer and/or published documents, including SEC filings and financial statements; and other publicly available information. Pursuant to the above-referenced policies and procedures, Royce may use various techniques in making fair value determinations based upon Level 3 inputs, which techniques may include (without limitation): (i) workout valuation methods (e.g., earnings multiples, discounted cash flows, liquidation values, derivations of book value, firm or probable offers from qualified buyers for the issuer’s ongoing business, etc.); (ii) discount or premium from market, or compilation of other observable market information, for other similar freely traded securities; (iii) conversion from the readily available market price of a security into which an affected security is convertible or exchangeable; and (iv) pricing models or other formulas.

A security that is valued by reference to Level 1 or Level 2 inputs may drop to Level 3 on a particular valuation date for several reasons, including if:

●	an equity security that is listed on an exchange or Nasdaq, or traded on OTC Market Group Inc.’s OTC Link ATS or other alternative trading system, has not traded and there are no bids;

●	Royce does not receive at least two bid side quotes for an Other OTC Equity Security;
●	the independent pricing services are unable to supply fair value prices; or

●	the Level 1 or Level 2 inputs become otherwise unreliable for any reason (e.g., a significant event occurs after the close of trading for a security but prior to the time a Fund prices its shares).

The table below shows the aggregate value of the various Level 1, Level 2, and Level 3 securities held by the Funds as of December 31, 2024. Any Level 2 or Level 3 securities held by a Fund are noted in its Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with owning those securities.

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Micro-Cap Portfolio
Common Stocks	$130,148,582	$3,610,893	$0	$133,759,475
Money Market Fund/Collateral Received for Securities Loaned	1,259,893	-	-	1,259,893
Repurchase Agreement	-	3,448,176	-	3,448,176
Small-Cap Portfolio
Common Stocks	274,479,044	-	-	274,479,044

REPURCHASE AGREEMENTS:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds as of December 31, 2024, are next business day and continuous.

FOREIGN CURRENCY:

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, expiration of currency forward contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities at the end of the reporting period, as a result of changes in foreign currency exchange rates.

The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Notes to Financial Statements (continued)

SECURITIES LENDING:

The Funds loan securities through a lending agent, State Street Bank and Trust Company, to qualified institutional investors for the purpose of earning additional income. The lending agent receives and holds collateral from such borrowers to secure their obligations to the Funds. Such loans must be secured at all times by collateral in an amount at least equal to the market value of the loaned securities. The market values of the loaned securities and the collateral fluctuate and are determined at the close of each business day by the lending agent. Borrowers are required to post additional collateral to the lending agent on the next succeeding business day in the event of a collateral shortfall. Counterparty risk is further reduced by loaning securities only to parties that participate in a Global Securities Lending Program organized and monitored by the lending agent and that are deemed by it to satisfy its requirements and by having the lending agent enter into securities lending agreements with such borrowers. The lending agent is not affiliated with Royce.

Collateral may be in the form of cash or U.S. Treasuries. Cash collateral is invested in certain money market pooled investment vehicles. The Funds record a liability in their respective Statements of Assets and Liabilities for the return of such cash collateral during periods in which securities are on loan. The Funds bear the risk of loss for any decrease in the market value of the loaned securities or the investments purchased with cash collateral received from the borrowers.

Pursuant to the agreement in place between the Funds and the lending agent, if a borrower fails to return loaned securities, and the cash collateral being maintained by the lending agent on behalf of such borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent shall, at its option, either replace the loaned securities or pay the amount of the shortfall to the Funds. In the event of the bankruptcy of a borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. Pursuant to the agreement in place between the Funds and the lending agent, the Funds are responsible for any shortfall in the event the value of the investments purchased with cash collateral is insufficient to pay the rebate fee to the borrower.

The following table presents cash collateral and the market value of securities on loan collateralized by cash collateral held by the Funds as of December 31, 2024:

		SECURITIES ON LOAN COLLATERALIZED
	CASH COLLATERAL[1]	BY CASH COLLATERAL	NET AMOUNT
Micro-Cap Portfolio	$1,259,893	$(1,211,709)	$48,184

1 Absent an event of default, assets and liabilities are presented gross and not offset in the Statements of Assets and Liabilities. The contractual maturity of cash collateral is overnight and continuous.

The following table presents non-cash collateral and the market value of securities on loan collateralized by non-cash collateral held by the Funds’ custodian as of December 31, 2024:

		SECURITIES ON LOAN COLLATERALIZED
	NON-CASH COLLATERAL	BY NON-CASH COLLATERAL	NET AMOUNT
Micro-Cap Portfolio	$1,572,092	$(1,540,224)	$31,868

DISTRIBUTIONS AND TAXES:

As qualified regulated investment companies under Subchapter M of the Internal Revenue Code, the Funds are not subject to income taxes to the extent that each Fund distributes substantially all of its taxable income for its fiscal year.

The Funds pay any dividends and capital gain distributions annually in December. Dividends from net investment income and distributions from capital gains are determined at a class level. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

INVESTMENT TRANSACTIONS AND RELATED INVESTMENT INCOME:

Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date except for certain dividends from securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Funds. Non-cash dividend income is recorded at the fair market value of the securities received. Interest income is recorded on an accrual basis. Realized gains and losses from investment transactions are determined on the basis of identified cost for book and tax purposes.

CASH INCLUDING FOREIGN CURRENCIES:

Cash, including foreign currencies, consists of deposits maintained at State Street Bank and Trust Company, the Funds' Custodian (in such capacity, the "Custodian"), and through the Custodian's global sub-custodian network. Accordingly, each Fund’s risk for the possible insolvency loss of a cash deposit lies with the Custodian or the relevant sub-custodian bank. Fund cash deposits maintained at the Custodian or through a particular sub-custodian bank may be significant, and may, at times, exceed U.S. or other applicable insurance limits.

Notes to Financial Statements (continued)

EXPENSES:

The Funds incur direct and indirect expenses. Expenses directly attributable to a Fund are charged to the Fund, while expenses applicable to more than one of the Royce Funds are allocated equitably. Certain personnel, occupancy costs and other administrative expenses related to all of the Royce Funds are allocated by Royce under an administration agreement and are included in administrative and office facilities and legal expenses.

COMPENSATING BALANCE CREDITS:

The Funds have an arrangement with their transfer agent, whereby a portion of the transfer agent’s fee is paid indirectly by credits earned on a Fund’s cash on deposit with the transfer agent.

LINE OF CREDIT:

The Funds, along with certain other Royce Funds, participate in a $65 million line of credit (“Credit Agreement”) with State Street Bank and Trust Company to be used for short-term working capital purposes, to include the funding of shareholder redemptions and trade settlements. This revolving Credit Agreement expires on October 3, 2025. Pursuant to the Credit Agreement, each participating Fund is liable for a portion of the commitment fee for the credit facility (i.e., 0.25% of any unused portion of the line of credit) and for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a variable rate equal to the Applicable Rate plus the Applicable Margin. The term Applicable Rate means, for any day, a rate equal to the sum of (a) 0.10%, plus (b) the higher of (i) the Federal Funds Effective Rate for such day, or (ii) the Overnight Bank Funding Rate for such day; provided that if the Applicable Rate as so determined shall be less than 0.0%, such Applicable Rate shall be deemed to be 0.0% for all purposes of the Credit Agreement. The term Applicable Margin means 1.25%. The Funds did not utilize the line of credit during the year ended December 31, 2024.

INDEMNIFICATION PROVISIONS:

Reference is made to Delaware law and the Trust’s Certificate of Trust, Trust Instrument, and By-laws, as amended and supplemented, each of which provides for the indemnification by the Trust of the Trust’s officers and trustees under the circumstances and to the extent set forth therein. Reference is also made to the investment advisory agreement between the Trust, on behalf of each Fund, and Royce which provides for the indemnification by the relevant Fund of Royce under the circumstances and to the extent set forth therein. Additionally, in the normal course of business, the Trust, on behalf of both Funds, enters into contracts with service providers that contain general indemnification provisions in favor of such service providers and other covered persons. The amount of any potential Fund liability under these indemnification arrangements, if any, currently cannot be determined with any degree of specificity. The Trust is not currently in possession of any information that would cause it to believe that any Fund is reasonably likely to be subject to any material adverse impact from the operation of these indemnification arrangements. No assurance can be given, however, that any Fund will not incur any liability from the operation of these indemnification arrangements. Any future liability to a Fund that may arise from the operation of such arrangements will be disclosed to the extent required by relevant accounting guidance and applicable laws, rules, and regulations.

Capital Share Transactions (in shares):

	SHARES SOLD		SHARES ISSUED FOR REINVESTMENT OF DISTRIBUTIONS		SHARES REDEEMED		NET INCREASE (DECREASE) IN SHARES OUTSTANDING
	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/24	Year Ended 12/31/23
Micro-Cap Portfolio
Investment Class	685,432	2,000,011	779,707	-	(2,143,748)	(3,507,726)	(678,609)	(1,507,715)
Service Class	76,423	2,595,908	137,546	-	(437,252)	(2,059,573)	(223,283)	536,335
Small-Cap Portfolio
Investment Class	882,513	2,655,530	704,914	1,362,857	(2,893,899)	(5,453,895)	(1,306,472)	(1,435,508)
Service Class	438,364	11,036,795	771,895	1,566,873	(3,536,967)	(14,391,550)	(2,326,708)	(1,787,882)

Investment Adviser and Distributor:

INVESTMENT ADVISER:

Under the Trust’s investment advisory agreement with Royce, Royce is entitled to receive investment advisory fees in respect of each Fund that are computed daily and payable monthly.

	ANNUAL CONTRACTUAL ADVISORY FEE AS A	COMMITTED NET ANNUAL OPERATING EXPENSE RATIO CAP		YEAR ENDED DECEMBER 31, 2024
	PERCENTAGE OF AVERAGE NET ASSETS	Investment Class	Service Class	Net advisory fees	Advisory fees waived
Micro-Cap Portfolio	1.00%	N/A	N/A	$ 1,343,746	$ -
Small-Cap Portfolio	1.00%	N/A	N/A	2,936,677	-

Notes to Financial Statements (continued)

DISTRIBUTOR:

Royce Fund Services, LLC (“RFS”), the distributor of the Trust’s shares, is a wholly owned subsidiary of Royce. RFS is entitled to receive distribution fees from each Fund’s Service Class that are computed daily and payable monthly, at an annual rate of 0.25% of the average net assets of each Class. For the year ended December 31, 2024, Micro-Cap Portfolio-Service Class recorded distribution fees of $49,722 and Small-Cap Portfolio-Service Class recorded distribution fees of $378,598 (net of $7,940 fees waived).

Purchases and Sales of Investment Securities:

For the year ended December 31, 2024, the costs of purchases and the proceeds from sales of investment securities, other than short-term securities and collateral received for securities loaned, were as follows:

	PURCHASES	SALES
Micro-Cap Portfolio	$24,904,782	$39,252,938
Small-Cap Portfolio	105,137,544	141,667,066

Cross trades were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which Royce or an affiliate of Franklin Resources, Inc. serves as investment adviser. The Trust’s Chief Compliance Officer reviews such transactions each quarter for compliance with the requirements and restrictions set forth by Rule 17a-7, and reports the results of that review to the Board of Trustees. Cross trades for the year ended December 31, 2024, were as follows:

	COSTS OF PURCHASES	PROCEEDS FROM SALES	REALIZED GAIN (LOSS)
Micro-Cap Portfolio	$113,237	$113,445	$52,367

Class Specific Expenses:

Class specific expenses were as follows for the year ended December 31, 2024:

	NET DISTRIBUTION FEES	SHAREHOLDER REPORTS	SHAREHOLDER SERVICING	COMPENSATING BALANCE CREDITS	TOTAL	CLASS LEVEL EXPENSES REIMBURSED BY INVESTMENT ADVISER
Micro-Cap Portfolio – Investment Class	$–	$17,467	$10,115	$(200)	$27,382	$–
Micro-Cap Portfolio – Service Class	49,722	2,403	7,625	(72)	59,678	–
	49,722	19,870	17,740	(272)		–
Small-Cap Portfolio – Investment Class	–	14,015	9,102	(165)	22,952	–
Small-Cap Portfolio – Service Class	378,598	2,883	8,005	(69)	389,417	–
	378,598	16,898	17,107	(234)		–

Tax Information:

As of December 31, 2024, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		NET UNREALIZED	GROSS UNREALIZED
	TAX BASIS COST	APPRECIATION (DEPRECIATION)	Appreciation	(Depreciation)
Micro-Cap Portfolio	$100,234,280	$38,233,264	$50,291,679	$12,058,415
Small-Cap Portfolio	205,012,371	69,466,673	79,389,235	9,922,562

The primary causes of the difference between book and tax basis cost are the timing of the recognition of losses on securities sold and investments in publicly traded partnerships.

Distributions during the years ended December 31, 2024 and 2023, were characterized as follows for tax purposes:

	ORDINARY INCOME		LONG-TERM CAPITAL GAINS
	2024	2023	2024	2023
Micro-Cap Portfolio	$–	$–	$ 9,226,653	$–
Small-Cap Portfolio	3,292,336	2,146,622	11,194,845	25,063,797

The tax basis components of distributable earnings as of December 31, 2024, were as follows:

	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS OR (CAPITAL LOSS CARRYFORWARD)	NET UNREALIZED APPRECIATION (DEPRECIATION)[1]	TOTAL DISTRIBUTABLE EARNINGS	CAPITAL LOSS CARRYFORWARD UTILIZED
Micro-Cap Portfolio	$–	$14,289,161	$38,233,263	$52,522,424	$ –
Small-Cap Portfolio	2,921,720	11,921,172	69,466,665	84,309,557	–

1 Includes timing differences on foreign currency, recognition of losses on securities sold and investments in publicly traded partnerships.

Notes to Financial Statements (continued)

Tax Information (continued):

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended December 31, 2024, the Funds recorded the following permanent reclassifications, which relate primarily to current net operating losses. Results of operations and net assets were not affected by these reclassifications.

	TOTAL DISTRIBUTABLE EARNINGS (LOSS)	PAID-IN CAPITAL
Micro-Cap Portfolio	$572,561	$(572,561)
Small-Cap Portfolio	–	–

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (2021 – 2024) and has concluded that as of December 31, 2024, no provision for income tax is required in the Funds’ financial statements.

New Accounting Pronouncements and Regulations:

The Funds have adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Segment Reporting Disclosures (the “Update”). The Update is limited to disclosure requirements and does not impact the Funds' financial position or results of operations.

Each Fund operates as a single operating segment, which is a segregated investment portfolio. Royce, in its capacity as investment manager, functions as the Chief Operating Decision Maker (CODM) for each Fund for purposes of the Update, evaluating its results and performance based upon its specific investment strategy and other relevant facts and circumstances. The CODM uses these measures to assess Fund performance and allocate resources effectively, subject to compliance with applicable legal and regulatory requirements and oversight from its Board of Trustees. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related notes to the financial statements. The Schedules of Investments provides details of the Funds' investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Subsequent Events:

Subsequent events have been evaluated through the date the financial statements were issued and it has been determined that no events have occurred that require disclosure.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Royce Capital Fund and Shareholders of Royce Capital Fund – Micro-Cap Portfolio and Royce Capital Fund – Small-Cap Portfolio:

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Royce Capital Fund – Micro-Cap Portfolio and Royce Capital Fund – Small-Cap Portfolio (constituting Royce Capital Fund, hereafter collectively referred to as the "Funds") as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

New York, New York

February 13, 2025

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Federal Tax Information (unaudited)

In January 2025, taxable shareholders that opted out of e-delivery were mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2024. Shareholders who elected e-delivery have received electronic notification of the form being available for download via their Online Account Access.

2024 Supplemental Tax Information:

	% QDI	% U.S. GOVT INCOME	% INCOME QUALIFYING FOR DRD	LONG-TERM CAPITAL GAIN DISTRIBUTION MAXIMUM ALLOWABLE (OOO’s)
Micro-Cap Portfolio	0.00%	N/A	0.00%	$ 9,227
Small-Cap Portfolio	100.00%	N/A	100.00%	11,195

Definitions:

% QDI: Qualified Dividend Income; % of net investment income and/or short-term capital gains distributions that qualify for treatment at long-term capital gain rates.

% U.S. Govt Income: % of investment income paid from U.S. Government obligations.

% Income Qualifying for DRD: % of investment income eligible for the corporate dividend received deduction.

Trustees and Officers

All Trustees and Officers may be reached c/o The Royce Funds, One Madison Avenue, New York, NY 10010

Christopher D. Clark, Trustee 1, President

Age: 59  | Number of Funds Overseen: 15  | Tenure: Since 2014

Principal Occupation(s) During Past Five Years: Chief Executive Officer (since July 2016), President (since July 2014), Co-Chief Investment Officer (since January 2014), Managing Director of Royce, a Member of the Board of Managers of Royce, having been employed by Royce since May 2007.

Patricia W. Chadwick, Trustee

Age: 76  | Number of Funds Overseen: 15  | Tenure: Since 2009

Non-Royce Directorships: Trustee of Voya Mutual Funds

Principal Occupation(s) During Past 5 Years: Consultant and President, Ravengate Partners LLC (since 2000). Formerly Director, Wisconsin Energy Corp. (until 2022).

Christopher C. Grisanti, Trustee

Age: 63  | Number of Funds Overseen: 15  | Tenure: Since 2017

Non-Royce Directorships: None

Principal Occupation(s) During Past Five Years: Chief Equity Strategist and Senior Portfolio Manager, MAI Capital Management LLC (investment advisory firm) (since May 2020). Formerly Co-Founder and Chief Executive Officer, Grisanti Capital Management LLC (investment advisory firm) (from 1999 to 2020); Director of Research and Portfolio Manager, Spears Benzak, Salomon & Farrell (from 1994 to 1999); and Senior Associate, Simpson, Thacher & Bartlett (law firm) (from 1988 to 1994).

Cecile B. Harper, Trustee

Age: 61  | Number of Funds Overseen: 15  | Tenure: Since 2020

Non-Royce Directorships: None

Principal Occupation(s) During Past Five Years: Chief Financial Officer and Chief Operating Officer, College Foundation at the University of Virginia (since October 2019). Formerly Board Member, Pyramid Peak Foundation (January 2012 to 2022); Board Member, Regional One Health Foundation (from June 2013 to September 2019); and Principal, Southeastern Asset Management (from December 1993 to September 2019).

G. Peter O’Brien, Trustee

Age: 79  | Number of Funds Overseen: 64  | Tenure: Since 2001

Non-Royce Directorships: Director/Trustee of registered investment companies constituting the 49 Legg Mason Funds.

Principal Occupation(s) During Past Five Years: Trustee Emeritus, Colgate University (since 2005); and Emeritus Board Member, Hill House, Inc. (since 2019). Formerly Director, TICC Capital Corp. (from 2003-2017); Trustee, Colgate University (from 1996 to 2005); President, Hill House, Inc. (from 2001 to 2005); Board Member, Hill House, Inc. (from 1999 to 2019); Director, Bridges School (from 2006 to 2018); and Managing Director/Equity Capital Markets Group, Merrill Lynch & Co. (from 1971 to 1999).

Julia W. Poston, Trustee

Age: 64  | Number of Funds Overseen: 15  | Tenure: Since 2023

Non-Royce Directorships: Ohio National Fund, Inc. and The James Advantage Funds

Principal Occupation(s) During Past Five Years: Director, Member of Nominating/Governance Committee, and Chair of Audit Committee, Al. Neyer Corporation (since 2020); Director, Member of Governance Committee, and Chair of Audit Committee, Master Fluid Solutions (since 2021); Trustee and Chair of Finance/Audit Committee, Cincinnati Museum Center (non-profit) (since 2015); and Director and Founder, Cincinnati Women’s Executive Forum (non-profit) (since 2010). Formerly Senior Client Partner (2002-2020) and Assurance Practice Group Leader for Ohio Valley Region (2014-2019), Ernst & Young, LLP (international accounting and services firm); and Audit Partner, Arthur Andersen LLP (international accounting and services firm) (1982-2002).

Michael K. Shields, Trustee

Age: 66  | Number of Funds Overseen: 15  | Tenure: Since 2015

Non-Royce Directorships: None

Principal Occupation(s) During Past Five Years: President and Chief Executive Officer, Piedmont Trust Company (privately-owned North Carolina trust company) (since February 2012); Chairman, UNC Charlotte Investment Fund Board (since February 2016); and Chairman, Halftime Carolinas Board (since February 2011). Formerly Owner, Shields Advisors (investment consulting firm) (from April 2010 to June 2012); President and Chief Executive Officer, Eastover Capital Management (2005-2007); President and Chief Executive Officer, Campbell, Cowperthwait (investment subsidiary of U.S. Trust Corporation) (1997-2002); and equity portfolio manager and co-manager of Quality Growth Team, Scudder, Stevens and Clark (1992-1997).

Francis D. Gannon, Vice President

Age: 57  | Tenure: Since 2014

Principal Occupation(s) During Past Five Years: Co-Chief Investment Officer (since January 2014) and Managing Director of Royce, having been employed by Royce since September 2006.

Daniel A. O’Byrne, Vice President

Age: 62  | Tenure: Since 1994

Principal Occupation(s) During Past Five Years: Principal and Vice President of Royce, having been employed by Royce since October 1986.

Peter K. Hoglund, Treasurer

Age: 58  | Tenure: Since 2015

Principal Occupation(s) During Past Five Years: Chief Financial Officer, Chief Administrative Officer, and Managing Director of Royce, having been employed by Royce since December 2014. Prior to joining Royce, Mr. Hoglund spent more than 20 years with Munder Capital Management in Birmingham, MI, serving as Managing Director and Chief Financial Officer and overseeing all financial aspects of the firm. He began his career at Munder as a portfolio manager.

John E. Denneen, Secretary and Chief Legal Officer

Age: 57  | Tenure: 1996-2001 and Since 2002

Principal Occupation(s) During Past Five Years: General Counsel, Managing Director, and, since June 2015, a Member of the Board of Managers of Royce. Chief Legal and Compliance Officer and Secretary of Royce.

John P. Schwartz, Chief Compliance Officer

Age: 53  | Tenure: Since 2022

Principal Occupation(s) During Past Five Years: Chief Compliance Officer of The Royce Funds (since May 2022) and Associate General Counsel and Compliance Officer of Royce (since March 2013).

1 Interested Trustee.

Trustees will hold office until their successors have been duly elected and qualified or until their earlier resignation or removal. The Statement of Additional Information, which contains additional information about the Trust’s trustees and officers, is available and can be obtained without charge at www.royceinvest.com or by calling (800) 221-4268.

Changes In and Disagreements with Accountants for the Period Covered by this Report

Not applicable.

Results of Meeting(s) of Shareholders for the Period Covered by this Report

Not applicable.

Remuneration Paid to Directors, Officers and Others for the Period Covered by this Report

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. This information is disclosed as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. This information is disclosed as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. This information is disclosed as part of the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders. Not Applicable.

Item 16. Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control over Financial Reporting. There were no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation. Not Applicable.

Item 19. Exhibits. Attached hereto.

(a)(1)	Royce Funds Code of Ethics.

(a)(2)	Not Applicable.

(a)(3)	Separate certifications by the Registrant’s Principal Executive Officer and Principal Financial Officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4)	Not Applicable.

(a)(5)	Not Applicable.

(b)	Separate certifications by the Registrant’s Principal Executive Officer and Principal Financial Officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ROYCE CAPITAL FUND

BY:	/s/ Christopher D. Clark

Christopher D. Clark

President

Date: February 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

ROYCE CAPITAL FUND	ROYCE CAPITAL FUND

BY:	/s/ Christopher D. Clark	BY:	/s/ Peter K. Hoglund
Christopher D. Clark		Peter K. Hoglund
President		Chief Financial Officer

Date: February 28, 2025		Date: February 28, 2025